Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Incentive Plans 2009 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning of year		119,352	124,399	128,504
Weighted average exercise price outstanding, beginning of year		$ 20.72	$ 22.23	$ 25.58
Number of options, granted
Weighted average exercise price, granted
Number of options, forfeited			(5,047)	(4,105)
Weighted average exercise price, forfeited			$ 57.79	$ 129.88
Number of options outstanding, ending of year			119,352	124,399	128,504
Weighted average exercise price outstanding, end of year			$ 20.72	$ 22.23	$ 25.58
Number of options exercisable, end of year			119,352	124,399
Weighted average remaining contractual life (years)			4 years 21 days	5 years 11 months 23 days
Option price, granted
Number of options, exercised
Option price, exercised
Weighted average exercise price, exercised
Equity Incentive Plans 2009 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option price outstanding, beginning of year		13.20	13.20	13.20
Option price, forfeited			9.68	16.76
Option price outstanding, end of year			13.20	13.20	13.20
Option price exercisable, end of year			13.20	13.20
Equity Incentive Plans 2009 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option price outstanding, beginning of year		$ 2,127.84	1,003.20	2,127.84
Option price, forfeited			327.36	2,127.84
Option price outstanding, end of year			2,127.84	1,003.20	$ 2,127.84
Option price exercisable, end of year			$ 2,127.84	$ 1,003.20
Equity Incentive Plans 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning of year		2,814,142	2,474,971	1,650,017
Weighted average exercise price outstanding, beginning of year		$ 1.54	$ 1.72	$ 2.35
Number of options, granted			400,000	850,000
Weighted average exercise price, granted			$ 0.47	$ 0.51
Number of options, forfeited			(60,829)	(25,046)
Weighted average exercise price, forfeited			$ 1.98	$ 1.86
Number of options outstanding, ending of year			2,814,142	2,474,971	1,650,017
Weighted average exercise price outstanding, end of year			$ 1.54	$ 1.72	$ 2.35
Number of options exercisable, end of year			2,397,474	1,916,637
Weighted average exercise price exercisable end of year			$ 4.71	$ 2.22
Weighted average remaining contractual life (years)			7 years 11 months 15 days	9 years 7 months 24 days
Number of options, exercised
Option price, exercised
Weighted average exercise price, exercised
Available for future grants			1,210,286	466,120
Equity Incentive Plans 2018 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option price outstanding, beginning of year		0.31	$ 0.31	$ 1.11
Option price, forfeited			0.31	1.85
Option price outstanding, end of year			0.31	0.31	1.11
Option price exercisable, end of year			0.31	0.41
Option price, granted			0.47	0.31
Equity Incentive Plans 2018 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option price outstanding, beginning of year		$ 9.68	9.68	9.68
Option price, forfeited			9.68	9.68
Option price outstanding, end of year			9.68	9.68	$ 9.68
Option price exercisable, end of year			327.36	9.68
Option price, granted			$ 0.47	$ 1.71
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning of year	2,407,775	2,408,438	2,020,214	1,498,798
Weighted average exercise price outstanding, beginning of year	$ 2.50	$ 2.50	$ 3.01	$ 4.22
Weighted average remaining contractual term (years)	8 years 8 months 12 days	8 years 8 months 12 days	8 years 8 months 12 days	8 years 10 months 9 days	9 years 1 month 9 days
Aggregate intrinsic value granted
Number of options, granted			400,000	550,000
Weighted average exercise price, granted			$ 0.47	$ 0.49
Aggregate intrinsic value granted
Number of options, forfeited			(7,601)	(28,584)
Weighted average exercise price, forfeited			$ 9.68	$ 17.71
Aggregate intrinsic value forfeited
Number of options, expired	(95)	(758)	(4,175)
Weighted average exercise price expired			$ 41.61
Aggregate intrinsic value expired
Number of options outstanding, ending of year	2,407,680	2,407,680	2,408,438	2,020,214	1,498,798
Weighted average exercise price outstanding, end of year	$ 2.44	$ 2.44	$ 2.50	$ 3.01	$ 4.22
Weighted average remaining contractual term (years)	8 years 8 months 12 days	8 years 8 months 12 days
Aggregate intrinsic value ending of year
Number of options, vested and expected to vest	2,407,680	2,407,680	2,041,772
Weighted average exercise price vested and expected to vest	$ 2.44	$ 2.44	$ 1.90
Weighted average remaining contractual term (years) vested and expected to vest	8 years 8 months 12 days	8 years 8 months 12 days	6 years 8 months 23 days
Aggregate intrinsic value exercisable
Number of options exercisable, end of year	2,341,014	2,341,014	2,041,772
Weighted average exercise price exercisable end of year	$ 1.66	$ 1.66	$ 1.90
Weighted average remaining contractual life (years)	7 years 2 months 1 day	7 years 2 months 1 day	6 years 8 months 23 days
Aggregate intrinsic value exercisable
Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning of year	885,055	885,055	579,155	279,723
Weighted average exercise price outstanding, beginning of year	$ 2.02	$ 2.02	$ 3.09	$ 6.12
Weighted average remaining contractual term (years)	9 years 2 months 23 days	9 years 2 months 23 days	9 years 2 months 23 days	8 years 4 months 9 days	7 years 11 months 4 days
Aggregate intrinsic value granted
Number of options, granted			360,000	300,000
Weighted average exercise price, granted			$ 0.46	$ 0.54
Aggregate intrinsic value granted
Number of options, forfeited			(53,447)	(568)
Weighted average exercise price, forfeited			$ 1.31	$ 153.12
Aggregate intrinsic value forfeited
Number of options, expired	(95)	(95)	(653)
Weighted average exercise price expired
Number of options outstanding, ending of year	884,960	884,960	885,055	579,155	279,723
Weighted average exercise price outstanding, end of year	$ 1.88	$ 1.88	$ 2.02	$ 3.09	$ 6.12
Weighted average remaining contractual term (years)	9 years 2 months 23 days	9 years 2 months 23 days
Aggregate intrinsic value ending of year
Number of options, vested and expected to vest	884,960	884,960	550,055
Weighted average exercise price vested and expected to vest	$ 1.88	$ 1.88	$ 2.56
Weighted average remaining contractual term (years) vested and expected to vest	9 years 2 months 23 days	9 years 2 months 23 days	10 years 7 days
Aggregate intrinsic value exercisable
Number of options exercisable, end of year	729,960	729,960	550,055
Weighted average exercise price exercisable end of year	$ 1.87	$ 1.87	$ 2.56
Weighted average remaining contractual life (years)	10 years 21 days	10 years 21 days	10 years 7 days
Aggregate intrinsic value exercisable
Aggregate intrinsic value ending of year
Number of options, exercised
Weighted average exercise price, exercised